Vanguard Total International Stock Index Fund Average Annual Total Returns - Institutional Select Prospectus [Member]		12 Months Ended	60 Months Ended	114 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.95%	8.04%	9.40%
Institutional Select Shares
Prospectus [Line Items]
Average Annual Return, Percent		32.25%	8.00%	9.41%
Performance Inception Date	Jun. 24, 2016
Institutional Select Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		31.09%	7.10%	8.57%
Institutional Select Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		19.63%	6.06%	7.44%